SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Revenue	$ 2,047,889	$ 1,345,145
Cost of Revenue	(1,493,014)	(1,020,594)
Gross profit	$ 554,875	$ 324,551
Gross Profit Margin	27.10%	24.10%